UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Growth Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 98.2%

Information Technology — 26.1%
Adobe Systems, Inc.*	29,755	$1,956,094
Analog Devices, Inc.	56,835	3,020,212
Apple, Inc.	11,480	6,161,775
ARM Holdings PLC, ADR	102,040	5,200,979
ASML Holding NV, (Netherlands)	21,853	2,040,196
eBay, Inc.*	36,420	2,011,841
EMC Corp.	79,326	2,174,326
Google, Inc. - Class A*	7,614	8,485,879
LinkedIn Corp. - Class A*	13,295	2,458,777
Qualcomm, Inc.	26,340	2,077,172
Splunk, Inc.*	55,940	3,999,151
Stratasys Ltd.*	15,090	1,600,898
Trimble Navigation Ltd.*	118,720	4,614,646
Visa, Inc. - Class A	27,510	5,938,309
		51,740,255

Consumer Discretionary — 21.8%
Amazon.com, Inc.*	12,015	4,043,288
Autoliv, Inc.†	22,015	2,209,205
BorgWarner, Inc.	82,600	5,077,422
Michael Kors Holdings Ltd. (British Virgin
Islands)*	59,010	5,503,863
priceline.com, Inc.*	3,195	3,808,089
Ralph Lauren Corp.	12,920	2,079,216
Restoration Hardware Holdings, Inc.*	44,250	3,256,358
Starbucks Corp.	51,960	3,812,825
Starwood Hotels & Resorts Worldwide,
Inc.	51,365	4,088,654
Urban Outfitters, Inc.*	76,175	2,778,102
VF Corp.	66,510	4,115,639
Walt Disney Co. (The)	32,525	2,604,277
		43,376,938

Industrials — 16.7%
Danaher Corp.	45,470	3,410,250
Flowserve Corp.	44,285	3,469,287
Fluor Corp.	37,360	2,903,993
MasTec, Inc.*	54,635	2,373,344
Precision Castparts Corp.	15,525	3,924,099
Rockwell Automation, Inc.	19,585	2,439,312
Union Pacific Corp.	24,455	4,589,225
United Rentals, Inc.*	60,765	5,769,029
United Technologies Corp.	37,235	4,350,537
		33,229,076

Health Care — 11.1%
Celgene Corp.*	28,091	3,921,504
Cerner Corp.*	45,048	2,533,950
Henry Schein, Inc.*	43,821	5,230,913
Shire PLC, ADR	19,760	2,934,953
Thermo Fisher Scientific, Inc.	33,960	4,083,350
Valeant Pharmaceuticals International,
Inc. (Canada)*	24,675	3,252,905
		21,957,575

Consumer Staples — 8.2%
Anheuser-Busch InBev N.V., ADR	35,910	3,781,323
Diageo PLC, ADR	27,670	3,447,405
Estee Lauder Cos., Inc. (The) - Class A	31,945	2,136,482
Hain Celestial Group, Inc. (The)*	28,820	2,636,165
Walgreen Co.	63,040	4,162,531
		16,163,906

Energy — 7.0%
Anadarko Petroleum Corp.	28,950	2,453,801
Cameron International Corp.*	52,345	3,233,351
Pioneer Natural Resources Co.	21,823	4,083,956
Schlumberger Ltd. (Cook Islands)	42,876	4,180,410
		13,951,518

Financials — 4.3%
Ameriprise Financial, Inc.	33,512	3,688,666
BlackRock, Inc.	15,600	4,905,888
		8,594,554

Materials — 3.0%
Monsanto Co.	52,390	5,960,410
Total Common Stocks		$194,974,232

Investment Funds— 3.0%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	2,187,360	2,187,360
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	3,860,604	3,860,604
Total Investment Funds		$6,047,964

Total Investment Securities —101.2%
(Cost $124,531,606)		$201,022,196

Liabilities in Excess of Other Assets — (1.2%)		(2,363,664)

Net Assets — 100.0%		$198,658,532

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $2,177,595.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

1

Touchstone Capital Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$194,974,232	$—	$—	$194,974,232
Investment Funds	6,047,964	—	—	6,047,964
				$201,022,196

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 92.0%

United Kingdom — 17.7%
Ashtead Group PLC	95,561	$1,515,071
Berendsen PLC	88,463	1,648,828
Blinkx PLC*†	549,500	1,030,604
boohoo.com PLC*	882,971	780,179
Close Brothers Group PLC	61,000	1,435,940
Elementis PLC	245,588	1,173,015
Halfords Group PLC	171,200	1,318,043
Just Retirement Group PLC*	145,288	336,195
Micro Focus International PLC	128,598	1,780,521
Northgate PLC	169,300	1,467,682
Optimal Payments PLC*	182,634	1,096,115
Pace PLC	234,800	1,763,848
Paragon Group of Cos. PLC	238,840	1,640,499
Playtech PLC	110,000	1,240,601
Savills PLC	133,000	1,480,044
Synergy Health PLC	57,000	1,311,372
TalkTalk Telecom Group PLC	337,100	1,800,062
Taylor Wimpey PLC	744,411	1,461,941
Thomas Cook Group PLC*	437,000	1,313,557
WS Atkins PLC	66,551	1,543,311
		27,137,428

Japan — 16.8%
Chiyoda Co. Ltd.	33,000	715,216
COMSYS Holdings Corp.	72,000	1,128,673
Daiichikosho Co. Ltd.	25,500	772,053
Hearts United Group Co. Ltd.	41,673	1,205,192
HIS Co. Ltd.	26,900	1,532,452
Hoshizaki Electric Co. Ltd.	50,100	1,893,039
Iriso Electronics Co. Ltd.†	23,305	1,257,655
Japan Petroleum Exploration Co.	28,500	948,481
Kakaku.com, Inc.	53,300	867,033
Kanamoto Co. Ltd.†	53,000	1,550,744
Kyowa Exeo Corp.	83,000	1,066,298
Monex Group, Inc.†	302,500	1,175,241
Nippon Paint Co. Ltd.	79,633	1,206,666
Nippon Paper Industries Co. Ltd.†	65,000	1,224,870
Pola Orbis Holdings, Inc.†	31,000	1,232,912
Sawai Pharmaceutical Co. Ltd.	16,400	1,005,784
Seria Co. Ltd.	31,400	1,163,639
Ship Healthcare Holdings, Inc.	30,000	1,150,995
Sumitomo Rubber Industries Ltd.	61,800	786,758
Suzuken Co. Ltd.	25,000	967,640
Takuma Co. Ltd.	113,000	807,965
Tokyo Ohka Kogyo Co. Ltd.	41,900	925,969
Yokogawa Electric Corp.	72,000	1,162,854
		25,748,129

Canada — 6.5%
Element Financial Corp.*	128,275	1,727,738
Entertainment One Ltd.*	224,300	1,234,000
Horizon North Logistics, Inc.	199,922	1,511,849
Intertape Polymer Group, Inc.	136,498	1,535,988
Onex Corp.	23,500	1,304,776
Stantec, Inc.	19,800	1,210,210
Westjet Airlines Ltd.	68,955	1,513,829
		10,038,390

Germany — 5.8%
Aurelius AG	46,331	1,762,297
Deutz AG*	154,612	1,302,935
Freenet AG	61,419	2,147,934
Jungheinrich AG	21,694	1,643,480
NORMA Group AG	39,359	2,085,695
		8,942,341

Denmark — 5.3%
GN Store Nord A/S	55,500	1,377,425
H Lundbeck A/S†	55,015	1,695,315
Matas A/S*	47,051	1,319,670
OW Bunker A/S*	48,637	1,525,698
Royal UNIBREW A/S	13,280	2,210,331
		8,128,439

Australia — 5.2%
CSR Ltd.	494,000	1,608,061
Downer EDI Ltd.	267,000	1,243,035
DuluxGroup Ltd.	311,488	1,655,253
Magellan Financial Group Ltd.†	180,000	2,286,976
Slater & Gordon Ltd.	300,000	1,271,470
		8,064,795

Ireland — 3.9%
Greencore Group PLC	630,946	2,900,018
Kingspan Group PLC*	76,000	1,445,934
Smurfit Kappa Group PLC*	65,027	1,576,694
		5,922,646

Italy — 3.3%
Banca Generali SpA	43,000	1,418,780
Interpump Group SpA	130,974	2,017,288
Recordati SpA	89,278	1,562,030
		4,998,098

France — 3.1%
Plastic Omnium SA	58,200	2,160,039
UBISOFT Entertainment*	148,322	2,656,380
		4,816,419

Sweden — 3.0%
Axis Communications AB†	32,200	1,102,471
Fastighets AB Balder, Class B*	182,282	2,210,827
JM AB	39,300	1,289,699
		4,602,997

Switzerland — 2.5%
Aryzta AG	19,962	1,763,511
Bucher Industries AG	6,066	2,058,481
		3,821,992

Cayman Islands — 2.2%
500.com Ltd. - Class A ADR*†	23,139	853,829
NagaCorp Ltd.	1,352,000	1,408,388

3

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 92.0% (Continued)

Cayman Islands — (Continued)
Towngas China Co. Ltd.	887,342	$1,084,510
		3,346,727

Israel — 2.0%
Delek Group Ltd.	4,156	1,660,017
Mizrahi Tefahot Bank Ltd.	100,600	1,375,083
		3,035,100

Norway — 1.8%
Borregaard ASA	190,562	1,276,184
Salmar ASA*	101,500	1,453,560
		2,729,744

South Korea — 1.4%
Hanssem Co. Ltd.	32,000	2,104,373

Jersey — 1.3%
Henderson Group PLC	468,484	2,056,447

Belgium — 1.3%
Arseus NV	37,000	1,992,547

Finland — 1.3%
Huhtamaki OYJ	71,160	1,950,878

Portugal — 1.2%
CTT-Correios de Portugal SA*	161,300	1,771,062

Spain — 1.1%
Bankinter SA	215,800	1,736,223

New Zealand — 0.9%
Sky Network Television Ltd.	269,000	1,459,076

Hong Kong — 0.9%
Dah Sing Banking Group Ltd.	888,000	1,401,292

Austria — 0.9%
Oesterreichische Post AG	27,200	1,369,611

Bermuda — 0.8%
Catlin Group Ltd.	134,538	1,206,699

China — 0.8%
Sino Grandness Food Industry Group
Ltd.*	2,163,000	1,177,880

Singapore — 0.5%
SATS Ltd.	347,848	840,653

Thailand — 0.5%
Thai Tap Water Supply PCL	2,807,002	839,332
Total Common Stocks		$141,239,318

Exchange Traded Fund — 4.8%
iShares MSCI EAFE Small Cap Index
Fund	140,000	7,308,000

Investment Funds— 14.2%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	10,859,091	10,859,091
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	10,942,885	10,942,885
Total Investment Funds		$21,801,976

Total Investment Securities —111.0%
(Cost $135,532,741)		$170,349,294

Liabilities in Excess of Other Assets — (11.0%)		(16,822,849)

Net Assets — 100.0%		$153,526,445

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $10,343,985.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks	$141,239,318	$—	$—	$141,239,318
Exchange Traded Fund	7,308,000	—	—	7,308,000
Investment Funds	21,801,976	—	—	21,801,976
				$170,349,294

4

Touchstone International Small Cap Fund (Unaudited) (Continued)

Industry Allocation	(% of Net Assets)
Industrials	21.2%
Financials	16.0%
Consumer Discretionary	14.9%
Investment Funds	14.2%
Information Technology	9.9%
Materials	9.2%
Health Care	7.2%
Consumer Staples	7.0%
Exchange Traded Fund	4.8%
Energy	2.7%
Telecommunication Services	2.6%
Utilities	1.3%
Other Assets/Liabilities (Net)	(11.0%)
Total	100.0%

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 96.0%

Financials — 30.0%
Altisource Portfolio Solutions SA
(Luxembourg)*	23,600	$2,871,176
American Equity Investment Life
Holding Co.	129,700	3,063,514
Bofi Holding, Inc.*	20,200	1,732,150
Capstead Mortgage Corp. REIT†	101,500	1,284,990
Cash America International, Inc.	50,450	1,953,424
Columbia Banking System, Inc.	72,600	2,070,552
DFC Global Corp.*	84,400	745,252
Encore Capital Group, Inc.*	56,300	2,572,910
Endurance Specialty Holdings Ltd.	52,600	2,831,458
First Cash Financial Services, Inc.*	30,800	1,554,168
First Commonwealth Financial Corp.	187,100	1,691,384
Home Loan Servicing Solutions Ltd.†	111,800	2,414,880
Horace Mann Educators Corp.	74,800	2,169,200
Iberiabank Corp.	36,700	2,574,505
Infinity Property & Casualty Corp.	23,800	1,609,594
Lexington Realty Trust REIT	203,200	2,216,912
Maiden Holdings Ltd.	173,300	2,162,784
Newcastle Investment Corp. REIT	490,400	2,304,880
Popular, Inc.*	67,600	2,094,924
Stewart Information Services Corp.	69,200	2,430,996
Stifel Financial Corp.*	52,500	2,612,400
Texas Capital Bancshares, Inc.*	41,500	2,695,010
Wintrust Financial Corp.	47,700	2,321,082
		49,978,145

Consumer Discretionary — 18.7%
American Public Education, Inc.*	47,800	1,676,824
Children's Place Retail Stores, Inc. (The)	41,800	2,082,058
Deckers Outdoor Corp.*	35,300	2,814,469
EW Scripps Co. - Class A*	80,100	1,419,372
Gentherm, Inc.*	71,100	2,468,592
LifeLock, Inc.*	63,500	1,086,485
LIN Media LLC*	70,500	1,868,250
M I Homes, Inc.*	46,200	1,035,804
Media General, Inc. - Class A*†	136,600	2,509,342
Motorcar Parts of America, Inc.*	59,200	1,572,944
New Media Investment Group, Inc.*	110,087	1,653,507
Rent-A-Center, Inc. TX	54,900	1,460,340
Ruby Tuesday, Inc.*	109,600	614,856
Skullcandy, Inc.*	164,300	1,508,274
Smith & Wesson Holding Corp.*†	96,800	1,415,216
Stage Stores, Inc.	82,500	2,017,125
TravelCenters of America LLC*	118,600	966,590
Universal Electronics, Inc.*	40,400	1,550,956
World Wrestling Entertainment, Inc.	49,200	1,420,896
		31,141,900

Industrials — 11.7%
ABM Industries, Inc.	57,550	1,653,987
Acacia Research Corp.†	81,400	1,243,792
DXP Enterprises, Inc.*	18,800	1,784,684
Generac Holdings, Inc.	34,100	2,010,877
Greenbrier Cos., Inc.*	40,900	1,865,040
H&E Equipment Services, Inc.*	54,100	2,188,345
ICF International, Inc.*	31,100	1,238,091
JetBlue Airways Corp.*†	294,600	2,560,074
Mueller Water Products, Inc. - Class A	172,800	1,641,600
Tutor Perini Corp.*	69,900	2,004,033
Wabash National Corp.*	91,500	1,259,040
		19,449,563

Information Technology — 10.7%
AVG Technologies N.V. (Netherlands)*	101,800	2,133,728
Chipmos Technologies Bermuda Ltd.	79,900	1,762,594
Cirrus Logic, Inc.*†	60,600	1,204,122
DST Systems, Inc.	20,800	1,971,632
GT Advanced Technologies, Inc.*†	109,800	1,872,090
InvenSense, Inc.*†	77,400	1,832,058
Kulicke & Soffa Industries, Inc.
(Singapore)*	78,550	990,516
Methode Electronics, Inc.	60,600	1,857,996
Silicon Image, Inc.*	264,600	1,825,740
SS&C Technologies Holdings, Inc.*	56,300	2,253,126
		17,703,602

Health Care — 8.9%
Acorda Therapeutics, Inc.*	39,600	1,501,236
Air Methods Corp.*	33,200	1,773,876
Cambrex Corp.*	101,900	1,922,853
Cynosure, Inc.*	69,900	2,048,070
Furiex Pharmaceuticals, Inc.*	23,000	2,001,000
Kindred Healthcare, Inc.	69,000	1,615,980
Providence Service Corp. (The)*	49,400	1,397,032
Questcor Pharmaceuticals, Inc.†	17,800	1,155,754
Team Health Holdings, Inc.*	31,900	1,427,525
		14,843,326

Energy — 5.4%
Delek U.S. Holdings, Inc.	60,900	1,768,536
Energy XXI Bermuda Ltd. (Bermuda)†	72,300	1,704,111
Helix Energy Solutions Group, Inc.*	83,400	1,916,532
Newpark Resources, Inc.*	123,800	1,417,510
Western Refining, Inc.†	21,400	826,040
World Fuel Services Corp.	30,700	1,353,870
		8,986,599

Consumer Staples — 3.5%
Andersons, Inc. (The)	25,800	1,528,392
Sanderson Farms, Inc.	21,000	1,648,290
TreeHouse Foods, Inc.*	37,400	2,692,426
		5,869,108

Utilities — 3.2%
NorthWestern Corp.	70,100	3,324,843
PNM Resources, Inc.	71,600	1,935,348
		5,260,191

Materials — 2.9%
FutureFuel Corp.	74,850	1,519,455
Headwaters, Inc.*	165,900	2,191,539

6

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 96.0% (Continued)

Materials — (Continued)
PH Glatfelter Co.	43,050	$1,171,821
		4,882,815

Telecommunication Services — 1.0%
FairPoint Communications, Inc.*	120,400	1,637,440
Total Common Stocks		$159,752,689

Exchange Traded Fund — 0.8%
iShares Russell 2000 Value Index Fund†	12,800	1,290,752

Investment Funds— 14.2%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%**∞Ω	18,543,835	18,543,835
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	5,134,612	5,134,612
Total Investment Funds		$23,678,447

Total Investment Securities —111.0% (Cost $152,405,933)		$184,721,888

Liabilities in Excess of Other Assets — (11.0%)		(18,309,352)

Net Assets — 100.0%		$166,412,536

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $18,434,938.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$159,752,689	$—	$—	$159,752,689
Exchanged Traded Fund	1,290,752	—	—	1,290,752
Investment Funds	23,678,447	—	—	23,678,447
				$184,721,888

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Value Fund – March 31, 2014 (Unaudited)

	Shares	Market Value

Common Stocks— 96.1%

Financials — 25.0%
American Express Co.	129,379	$11,647,991
American International Group, Inc.	72,400	3,620,724
Bank of America Corp.	535,643	9,213,060
Capital One Financial Corp.	151,238	11,669,524
Citigroup, Inc.	172,746	8,222,710
JPMorgan Chase & Co.	213,461	12,959,217
PNC Financial Services Group, Inc.	128,778	11,203,686
SLM Corp.	296,219	7,251,441
State Street Corp.	109,226	7,596,668
Wells Fargo & Co.	260,114	12,938,070
		96,323,091

Health Care — 21.0%
Cardinal Health, Inc.	32,755	2,292,195
Johnson & Johnson	107,144	10,524,755
Medtronic, Inc.	200,551	12,341,909
Merck & Co., Inc.	169,485	9,621,663
Pfizer, Inc.	371,606	11,935,985
Sanofi ADR	153,670	8,033,868
Teva Pharmaceutical Industries Ltd. ADR	165,970	8,769,855
UnitedHealth Group, Inc.	109,124	8,947,077
WellPoint, Inc.	84,276	8,389,676
		80,856,983

Energy — 11.1%
BP PLC ADR	224,724	10,809,224
ConocoPhillips	140,748	9,901,622
Marathon Oil Corp.	208,460	7,404,499
Occidental Petroleum Corp.	113,438	10,809,507
Phillips 66	52,890	4,075,703
		43,000,555

Industrials — 10.5%
Emerson Electric Co.	107,955	7,211,394
General Dynamics Corp.	69,200	7,537,264
Honeywell International, Inc.	92,876	8,615,178
Illinois Tool Works, Inc.	29,880	2,430,140
Raytheon Co.	83,935	8,291,939
Stanley Black & Decker, Inc.	80,807	6,564,761
		40,650,676

Information Technology — 8.4%
Intel Corp.	366,975	9,471,625
Microsoft Corp.	294,987	12,091,517
Oracle Corp.	70,500	2,884,155
Texas Instruments, Inc.	166,003	7,827,041
		32,274,338

Consumer Discretionary — 7.5%
Carnival Corp. (Paraguay)	191,817	7,262,192
Delphi Automotive PLC	105,420	7,153,801
Ford Motor Co.	321,200	5,010,720
Target Corp.	158,074	9,565,058
		28,991,771

Consumer Staples — 5.3%
Altria Group, Inc.	151,148	5,657,470
Philip Morris International, Inc.	131,820	10,792,103
Wal-Mart Stores, Inc.	50,300	3,844,429
		20,294,002

Telecommunication Services — 4.4%
AT&T, Inc.	138,246	4,848,287
Verizon Communications, Inc.	203,752	9,692,483
Vodafone Group PLC ADR	66,218	2,437,485
		16,978,255

Materials — 2.0%
CRH PLC ADR	147,100	4,146,749
EI du Pont de Nemours & Co.	54,720	3,671,712
		7,818,461

Utilities — 0.9%
Entergy Corp.	54,211	3,624,005
Total Common Stocks		$370,812,137

Investment Fund — 2.6%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	9,930,910	9,930,910

Total Investment Securities —98.7%
(Cost $281,388,732)		$380,743,047

Other Assets in Excess of Liabilities — 1.3%		4,903,139

Net Assets — 100.0%		$385,646,186

^	Affiliated Fund.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

8

Touchstone Value Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$370,812,137	$—	$—	$370,812,137
Investment Fund	9,930,910	—	—	9,930,910
				$380,743,047

See accompanying Notes to Portfolios of Investments.

9

Notes to Portfolios of Investments

March 31, 2014 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market

10

Notes to Portfolios of Investments (Unaudited) (Continued)

quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

11

Notes to Portfolios of Investments (Unaudited) (Continued)

As of March 31, 2014, the following Funds loaned securities and received collateral as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral Received
Capital Growth Fund	$2,177,595	$2,187,360
International Small Cap Fund	10,343,985	10,859,091
Small Cap Value Opportunities Fund	18,434,938	18,543,835

All collateral received as cash is received, held, and administered by the Funds’ custodian for the benefit of the Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the funds to credit worthy approved borrowers at rates that are determined based on daily trading volumes, float, short term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Growth Fund	$124,531,606	$77,559,893	$(1,069,303)	$76,490,590
International Small Cap Fund	135,532,741	37,638,644	(2,822,091)	34,816,553
Small Cap Value Opportunities Fund	152,405,933	34,874,835	(2,558,880)	32,315,955
Value Fund	281,388,732	101,897,759	(2,543,444)	99,354,315

12

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 05/27/14

* Print the name and title of each signing officer under his or her signature.